SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Option Transactions
		Weighted average
		exercise price per
	Number of shares	share CAD$
Balance, April 1, 2017	7,679,507	$1.97
Option granted	2,192,500	3.30
Options exercised	(857,020)	0.81
Options forfeited	(195,626)	3.00
Options expired	(672,562)	5.25
Balance, March 31, 2018	8,146,799	$2.15
Option granted	1,815,000	3.10
Options exercised	(2,812,496)	0.87
Options forfeited	(164,075)	3.34
Options expired	(504,312)	3.27
Balance, March 31, 2019	6,480,916	$2.86

Schedule of Weighted Average Assumptions
		Years ended March 31,
	2019	2018
Risk free interest rate	2.16%	1.70%
Expected life of option in years	2.27 years	2.27 years
Expected volatility	58%	69%
Expected dividend yield	2.10%	1.36%
Estimated forfeiture rate	10%	10%
Weighted average share price at date of grant	$3.10	$3.30

Schedule of Information About Stock Options Outstanding

					Weighted
	Number of options	Weighted average	Weighted average	Number of options	average
Exercise price in	outstanding at	remaining contractual	exercise price in	exercisable at March	exercise price
CAD$	March 31, 2019	life (Years)	CAD$	31, 2019	in CAD$
$1.43	1,254,260	1.17	$1.43	1,254,260	1.43
$1.75	204,000	0.16	$1.75	204,000	1.75
$1.76	202,156	0.54	$1.76	202,156	1.76
$2.60	675,000	2.63	$2.60	-	-
$3.23	1,022,500	1.95	$3.23	511,250	1.95
$3.36	1,000,000	1.51	$3.36	495,000	3.36
$3.40	1,120,000	2.40	$3.40	280,000	2.40
$3.63	830,000	0.80	$3.63	830,000	3.63
$4.34	143,000	0.47	$4.34	143,000	4.34
$5.58	30,000	0.90	$5.58	30,000	5.58
$ 1.43 - 5.58	6,480,916	1.60	$2.86	3,949,666	$2.68

Schedule of Earnings Per Share Basic and Diluted
	For the years ended March 31,
		2019			2018
	Income	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net income attributable to equity holders of the Company	$39,724			$46,994

Basic earnings per share	39,724	168,483,412	$0.24	46,994	167,848,117	$0.28
Effect of dilutive securities:
Stock options		1,903,581			3,557,787
Diluted earnings per share	$39,724	170,386,993	$0.23	$46,994	171,405,904	$0.27